Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Document Type	POS AM
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus included in this registration statement is a combined prospectus related to three Registration Statements on Form S-1 (Registration Nos., 333-225109, 333-217318, and 333-205169), each previously filed by Nephros, Inc. on Form S-1 and declared effective by the Securities and Exchange Commission, and shall, upon effectiveness, constitute a post-effective amendment to each such registration statement. All applicable registration fees were paid at the time of the original filing of such Registration Statements.
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer
Trading Symbol	NEPH